1933 Act Registration No. 333-132818

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14AE

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[ ] Pre-Effective    [X ] Post-Effective

Amendment No.       Amendment No. 2

EVERGREEN EQUITY TRUST

(Evergreen Disciplined Value Fund)

[Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------------

(Name and Address of Agent for Service)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

Copies of All Correspondence to:

Timothy Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

This filing is being made solely for the purpose of adding an exhibit. No other part of the Registration Statement is amended or superseded hereby.

EVERGREEN EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.Indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to  directors,  officers  and  controlling  persons of the registrantpursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnifications  is against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against suchliabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdictionthe question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of suchissue.

     The response to this item is  incorporated  by reference to the sub-caption "Liability and  Indemnification  of Trustees" under the caption  "Information on

Shareholders' Rights" in Part A of this Registration Statement.

Item 16.Exhibits:

1.  Amended and  Restated  Declaration  of Trust.  Incorporated  by reference to

Evergreen Equity Trust's Post-Effective Amendment No. 61 filed on July 29, 2003,

Registration No. 333-37453.

2. Amended and Restated  Bylaws.  Incorporated by reference to Evergreen  Equity

Trust's Post-Effective  Amendment No. 30 filed on January 26, 2001, Registration

No. 333-37453.

3. Not applicable.

4.  Agreement and Plan of Reorganization.  Exhibit A to Prospectus/Proxy

Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Equity Trust Articles II., III.6(c),IV.(3),

IV.(8),  V.,  VI.,  VII.,  and VIII and ByLaws  Articles  II.,  III.,  and VIII,

includedas part of Exhibits 1 and 2 of this Registration Statement.

6 Investment Advisory Agreement between Evergreen Investment Management Company,

LLC and Evergreen  Equity Trust.  Incorporated by reference to Evergreen  Equity

Trust's Post-Effective Amendment No. 91 filed on January 27, 2006, Registration No.

333-37453.

7(a) Principal  Underwriting  Agreement between Evergreen  Investment  Services,

Inc. and Evergreen  Equity Trust.  Incorporated by reference to Evergreen Equity

Trust's Post-Effective Amendment No. 94 filed on March 1, 2006, Registration No.

333-37453.

7(b)  Specimen Copy of Dealer  Agreement  and  Amendment to Dealer  Agreement by

Evergreen Investment Services, Inc. as of May 1, 2004. Incorporated by reference tothe Registrant's Post-Effective Amendment No. 70 to Registration Statement on

Form N-1A filed on July 29, 2004.

8. Deferred  Compensation  Plan.  Incorporated by reference to Evergreen  Equity

Trust's Post-Effective  Amendment No. 30 filed on January 26, 2001, Registration

No. 333-37453.

9. Custodian Agreement between State Street Bank and Trust Company and Evergreen

Equity   Trust.   Incorporated   by  reference  to  Evergreen   Equity   Trust's

Post-Effective  Amendment  No. 36 filed on February 28, 2002,  Registration  No.

333-37453.

10(a) Rule 12b-1  Distribution  Plans for  Classes A, B and C.  Incorporated  by

referenceto Evergreen Equity Trust's  Post-Effective  Amendment No. 94 filed on

March 5, 2006, Registration No. 333-37453.

10(b) Rule 12b-1  Distribution  Plan for Class R.  Incorporated by reference to

Evergreen  Equity  Trust's  Post-Effective  Amendment No. 64 filed on October 7,

2003, Registration No. 333-37453.

10(c) Multiple Class Plan. Incorporated by reference to Evergreen Equity Trust's

Post-Effective  Amendment  No. 65 filed on November 24, 2003,  Registration  No.

333-37453.

11. Opinion and Consent of Sullivan & Worcester LLP.  Incorporated  by

referenceto Evergreen Equity Trust's  N-14AE filed on

March 29, 2006, Registration No. 333-132818.

12. Tax Opinion and Consent of Ropes & Gray LLP. Contained herein.

13. Not applicable.

14.(a) Consent of KPMG LLP. Incorporated  by reference to Evergreen Equity Trust's  N-14AE filed on

March 29, 2006, Registration No. 333-132818.

14.(b) Consent of Ropes & Gray LLP. Incorporated by reference to Evergreen Equity Trust's N-14AE filed on

March 29, 2006, Registration No. 333-132818.

15. Not applicable.

16. Powers of Attorney.  Incorporated  by reference to Evergreen  Equity Trust's

Post-Effective  Amendment  No. 33 filed on November 28, 2001,  Registration  No.

333-37453.

17.  Proxy Card. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 1

tothe Registration Statement on Form N-14AE filed on May 1, 2006, Registration No. 333-132818.

Item 17.Undertakings

(1)      The undersigned  Registrant  agrees that prior to any public reoffering of the securities  registered through the use of a prospectus that is a part of this  Registration  Statement  by any  person  or party  who is deemed to be an  underwriter  within the  meaning of Rule 145(c) of the

         Securities  Act of 1933,  the  reoffering  prospectus  will contain the

         information  called  for  by  the  applicable   registration  form  for

         reofferings  by person who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

(2)      The undersigned  Registrant  agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an  amendment to the Registration  Statement and will not be used until the amendment is effective,  and that, in determining any liability under the Securities

         Act of 1933, each post-effective  amendment shall be deemed to be a new

         Registration  Statement for the  securities  offered  therein,  and the offering  of the  securities  at that  time  shall be  deemed to be the initial bona fide offering of them.

(3)  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of June 2006.

EVERGREEN EQUITY TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of June 2006.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Jeremy DePalma
Dennis H. Ferro*	Michael H. Koonce*	Jeremy DePalma*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee

*By: /s/ Maureen E. Towle
Maureen E. Towle
Attorney-in-Fact

* Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.                                                        EXHIBIT

12                                                                             Tax Opinion of Ropes and Gray LLP